Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Gold and Precious Metals Fund
Entity Central Index Key	0000083293
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class A
Trading Symbol	FKRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$64	0.83%
[1],[2]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.83%
Net Assets	$ 3,512,584,643
Holdings Count | $ / shares	285
Investment Company Portfolio Turnover	9.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$3,512,584,643
Total Number of Portfolio Holdings	285
Portfolio Turnover Rate	9.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class C
Trading Symbol	FRGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$122	1.58%
[5],[6]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.58%
Net Assets	$ 3,512,584,643
Holdings Count | $ / shares	285
Investment Company Portfolio Turnover	9.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$3,512,584,643
Total Number of Portfolio Holdings	285
Portfolio Turnover Rate	9.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[7],[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Class R6
Trading Symbol	FGPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$41	0.53%
[9],[10]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.53%
Net Assets	$ 3,512,584,643
Holdings Count | $ / shares	285
Investment Company Portfolio Turnover	9.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$3,512,584,643
Total Number of Portfolio Holdings	285
Portfolio Turnover Rate	9.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals Fund
Class Name	Advisor Class
Trading Symbol	FGADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$45	0.58%
[13],[14]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.58%
Net Assets	$ 3,512,584,643
Holdings Count | $ / shares	285
Investment Company Portfolio Turnover	9.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$3,512,584,643
Total Number of Portfolio Holdings	285
Portfolio Turnover Rate	9.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition*,† (% of Total Investments)	[15],[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	Annualized.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
†	Certain categories may represent less than 0.1%.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
†	Annualized.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	Certain categories may represent less than 0.1%.